FINANCIAL INSTRUMENTS (Schedule of Changes in Liabilities Arising From Financing Activities) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	$ 1,278
Cumulative effect of initially applying IFRS 16	4,717	[1]
Payments	(1,545)
Foreign exchange movement	487
New loans and leases	870
Write off	(60)
Ending	5,747
Bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	1,140
Cumulative effect of initially applying IFRS 16		[1]
Payments	(475)
Foreign exchange movement	81
New loans and leases
Write off
Ending	746
Leases [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	138
Cumulative effect of initially applying IFRS 16	4,717	[1]
Payments	(1,070)
Foreign exchange movement	406
New loans and leases	870
Write off	(60)
Ending	$ 5,001

[1]	Following the initial application of IFRS 16, on January 1, 2019 , the Company recorded discounted operating lease commitment classified as a lease at the amount of $4,717 thousands with respect to office and storage spaces, vehicles and certain office equipment (i.e. printing and photocopying machines) at the amount of $4,023, $663 and $31 thousands, respectively.